Earnings (Loss) per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings (Loss) per Share

Note 7. Earnings (Loss) per Share

Basic earnings (loss) per share (“EPS”) excludes dilution and is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock using the treasury stock method. Potentially dilutive securities (consisting primarily of the 2025 Convertible Notes calculated using the if-converted method and warrants, stock options and RSUs calculated using the treasury stock method) are excluded from the diluted EPS computation in loss periods and when their effect would be anti-dilutive.

The calculation of basic and diluted earnings per share was as follows (in thousands, except per share data):

	Income/(Loss) (Numerator)	Shares* (Denominator)	Per-Share Amount
For the three months ended September 30, 2024
Basic EPS
Income (Loss) from continuing operations	$7,543
Less: preferred stock dividends	(827)
Income (loss) from continuing operations attributable to common stockholders	6,716	12,337	$0.54
Income from discontinued operations, net of tax	1,426	12,337	$0.12
Income (loss) attributable to common stockholders	$8,142	12,337	$0.66
Diluted EPS
Income (loss) from continuing operations attributable to common stockholders	$6,716	12,337
Effect of dilutive 2025 Convertible Notes	(8,879)	882
Diluted EPS from continuing operations	$(2,163)	13,218	$(0.16)

Income from discontinued operations, net of tax	$1,426	12,337
Effect of dilutive 2025 Convertible Notes		882
Diluted EPS from discontinued operations	$1,426	13,218	$0.11

Income (loss) attributable to common stockholders	$8,142	12,337
Effect of dilutive 2025 Convertible Notes	(8,879)	882
Diluted EPS from net income	$(737)	13,218	$(0.06)

For the three months ended September 30, 2023
Basic and Diluted EPS
Income (Loss) from continuing operations	$(22,025)
Less: preferred stock dividends	(756)
Income (loss) from continuing operations attributable to common stockholders	(22,781)	11,697	$(1.95)
Income from discontinued operations, net of tax	220	11,697	$0.02
Income (loss) attributable to common stockholders	$(22,561)	11,697	$(1.93)

For the nine months ended September 30, 2024
Basic and Diluted EPS
Income (Loss) from continuing operations	$2,106
Less: preferred stock dividends	(2,425)
Income (loss) from continuing operations attributable to common stockholders	(319)	12,037	$(0.03)
Income from discontinued operations, net of tax	3,032	12,037	$0.25
Income (loss) attributable to common stockholders	$2,713	12,037	$0.23

For the nine months ended September 30, 2023
Basic and Diluted EPS
Income (Loss) from continuing operations	$(35,109)
Less: preferred stock dividends	(2,218)
Income (loss) from continuing operations attributable to common stockholders	(37,327)	11,225	$(3.33)
Income from discontinued operations, net of tax	3,263	11,225	$0.29
Income (loss) attributable to common stockholders	$(34,064)	11,225	$(3.03)

(*)	Adjusted retroactively for reverse stock split that occurred on January 24, 2024, see Note 1. Rounding may affect summation.

The following is a summary of outstanding anti-dilutive potential shares of common stock that have been excluded from diluted net loss per share attributable to common stockholders because their inclusion would have been anti-dilutive as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
2025 Convertible Notes*	847	1,409
Common stock warrants	875	–
Non-qualified stock options	318	732
Restricted stock units	1,139	433
Employee stock purchase plan	–	610
Total	3,179	3,184

(*) The impact of the 2025 Convertible Notes was included in the computation of diluted EPS for the three months ended September 30, 2024 as it was dilutive for the period.

Additional shares of the Company’s common stock, and warrants to purchase shares of the Company’s common stock, were issued after September 30, 2024. See Note 12. Subsequent Events for further details.